PRINCIPAL ACCOUNTING POLICIES - Movement of accrued warranty cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PRINCIPAL ACCOUNTING POLICIES
Accrue (reversal) to selling and marketing expense		¥ 75,000
Solar modules
PRINCIPAL ACCOUNTING POLICIES
At beginning of year	¥ 1,641,721	1,007,805	¥ 892,131
Additions	1,348,516	771,244	390,238
Utilization	(222,073)	(212,130)	(170,776)
Accrue (reversal) to selling and marketing expense	(386,910)	74,802	(103,788)
At end of year	2,381,254	1,641,721	¥ 1,007,805
ESS products
PRINCIPAL ACCOUNTING POLICIES
At beginning of year	2,254
Additions	23,186	2,254
At end of year	¥ 25,440	¥ 2,254